Financial assets at amortized cost - Securities	12 Months Ended
Dec. 31, 2023
Financial Assets At Amortized Cost - Securities
Financial assets at amortized cost - Securities

Note 9 - Financial assets at amortized cost - Securities

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

The Financial assets at amortized cost - Securities are as follows:

	12/31/2023			12/31/2022
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities	94,990	(23)	94,967	85,521	(30)	85,491
Government securities – Latin America	27,874	(9)	27,865	18,954	(7)	18,947
Government securities – Abroad	22,712	(4)	22,708	20,289	(4)	20,285
Corporate securities	115,167	(818)	114,349	88,262	(1,997)	86,265
Rural product note	38,146	(190)	37,956	26,129	(140)	25,989
Bank deposit certificates	19	-	19	98	-	98
Real estate receivables certificates	5,911	(7)	5,904	5,738	(4)	5,734
Debentures	57,399	(586)	56,813	47,785	(1,835)	45,950
Eurobonds and other	516	-	516	118	-	118
Financial bills	1,575	(2)	1,573	113	-	113
Promissory and commercial notes	10,253	(23)	10,230	7,363	(13)	7,350
Other	1,348	(10)	1,338	918	(5)	913
Total	260,743	(854)	259,889	213,026	(2,038)	210,988

The Securities pledged as collateral of funding transactions of financial institutions and customers and Post-employment benefits (Note 26b), are: a) Brazilian government securities R$ 16,738 (R$ 23,639 at 12/31/2022), b) Government securities - Latin America R$ 0 (R$ 0 at 12/31/2022) and c) Corporate securities R$ 20,114 (R$ 12,718 at 12/31/2022), totaling R$ 36,852 (R$ 36,357 at 12/31/2022).

On 01/01/2023, a new business model was used, classified as Amortized Cost, for capital management of a company in Colombia (Itaú Colombia S.A.), in which Government Securities from Latin America in the amount of R$ 1,026 were to be classified, previously classified in the Fair Value business model through Other Comprehensive Income.

On 01/01/2023 and 07/01/2023, there was a change of Global Bonds, in the amount of R$ 408 and R$ 249, respectively, from the business model Fair Value through Profit or Loss to Amortized Cost, referring to a company located in the Bahamas (Itaú Unibanco S.A., Nassau Branch) for compliance with a regulatory change related to the risk management of the trading portfolio and the banking portfolio.

At 12/31/2023, the fair value of reclassified assets would be R$ 1,551, the adjustment to fair value that would have been recognized in Other Comprehensive Income would be R$ (77) and the adjustment to fair value that would have been recognized in Income would be R$ (13).

The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2023		12/31/2022
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	82,120	81,745	62,125	61,528
Up to one year	82,120	81,745	62,125	61,528
Non-current	178,623	178,144	150,901	149,460
From one to five years	132,365	131,918	107,970	107,431
From five to ten years	42,062	42,031	38,526	37,625
After ten years	4,196	4,195	4,405	4,404
Total	260,743	259,889	213,026	210,988

Reconciliation of expected loss to financial assets at amortized cost  - securities, segregated by stages:

01/01/2022	01/01/2023
Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(208)	63	(329)	60	120	173	(30)	(32)	(183)
Brazilian government securities	(30)	7	-	-	-	-	-	-	(23)
Government securities - Latin America	(7)	8	(13)	3	-	-	-	-	(9)
Government securities - Abroad	(4)	2	(2)	-	-	-	-	-	(4)
Corporate securities	(167)	46	(314)	57	120	173	(30)	(32)	(147)
Rural product note	(105)	128	(131)	20	44	38	(22)	(32)	(60)
Real estate receivables certificates	(4)	(4)	(6)	7	-	-	-	-	(7)
Debentures	(44)	(78)	(164)	25	74	135	-	-	(52)
Eurobond and other	-	(1)	-	1	-	-	-	-	-
Promissory and commercial notes	(13)	1	(9)	4	2	-	(8)	-	(23)
Other	(1)	-	(4)	-	-	-	-	-	(5)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(114)	(221)	(45)	16	30	347	(120)	(15)	(122)
Corporate securities	(114)	(221)	(45)	16	30	347	(120)	(15)	(122)
Rural product note	(24)	(46)	(25)	7	22	115	(44)	(15)	(10)
Debentures	(86)	(6)	(10)	9	-	62	(74)	-	(105)
Financial bills	-	-	(2)	-	-	-	-	-	(2)
Promissory and commercial notes	-	(168)	(8)	-	8	170	(2)	-	-
Other	(4)	(1)	-	-	-	-	-	-	(5)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2022								12/31/2023
Financial assets at amortized cost	(1,716)	(344)	(51)	2,035	32	15	(173)	(347)	(549)
Corporate securities	(1,716)	(344)	(51)	2,035	32	15	(173)	(347)	(549)
Rural product note	(11)	-	(31)	28	32	15	(38)	(115)	(120)
Debentures	(1,705)	(344)	(20)	1,837	-	-	(135)	(62)	(429)
Promissory and commercial notes	-	-	-	170	-	-	-	(170)	-

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2021								12/31/2022
Financial assets at amortized cost	(74)	(80)	(149)	42	53	3	(3)	-	(208)
Brazilian government securities	(37)	7	-	-	-	-	-	-	(30)
Government securities - Latin America	(6)	10	(17)	6	-	-	-	-	(7)
Government securities - Abroad	(1)	(2)	(1)	-	-	-	-	-	(4)
Corporate securities	(30)	(95)	(131)	36	53	3	(3)	-	(167)
Rural product note	(5)	(65)	(64)	8	21	3	(3)	-	(105)
Bank deposit certificate	(1)	1	-	-	-	-	-	-	-
Real estate receivables certificates	(1)	14	(19)	2	-	-	-	-	(4)
Debentures	(18)	(42)	(31)	15	32	-	-	-	(44)
Eurobond and other	(2)	-	-	2	-	-	-	-	-
Promissory and commercial notes	(2)	(1)	(14)	4	-	-	-	-	(13)
Other	(1)	(2)	(3)	5	-	-	-	-	(1)
01/01/2022
Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2021								12/31/2022
Financial assets at amortized cost	(38)	(136)	(3)	104	3	9	(53)	-	(114)
Corporate securities	(38)	(136)	(3)	104	3	9	(53)	-	(114)
Rural product note	-	(12)	(3)	-	3	9	(21)	-	(24)
Debentures	(38)	(120)	-	104	-	-	(32)	-	(86)
Other	-	(4)	-	-	-	-	-	-	(4)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2021								12/31/2022
Financial assets at amortized cost	(1,836)	(244)	(27)	403	-	-	(3)	(9)	(1,716)
Corporate securities	(1,836)	(244)	(27)	403	-	-	(3)	(9)	(1,716)
Rural product note	(9)	7	(6)	9	-	-	(3)	(9)	(11)
Debentures	(1,827)	(251)	(21)	394	-	-	-	-	(1,705)